Fair value - Additional information (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	S/ 32,577,000
Transfers out of Level 2 into Level 1 of fair value hierarchy	717,011,000
Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Transfers out of Level 3 of fair value hierarchy, assets	0	S/ 0
Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Transfers out of Level 3 of fair value hierarchy, assets	S/ 0	S/ 0